Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Cash flows related to operating activities		$ 390,571		$ 654,540	$ 1,169,278	$ (5,420,025)	$ (2,978,135)
Cash flows related to investing activities						10,000	(81,227)
Cash flows related to financing activities
Cash flows (used in) provided by discontinued operations		$ 390,571		$ 654,540	1,169,278	(5,410,025)	(3,059,362)
Net loss	$ (26,468,384)		$ (60,443,759)		(166,195,699)	(51,424,409)	(73,418,745)
Net income from discontinued operations	$ 544,280		$ 1,046,669		$ 1,123,039	$ (7,582,632)	2,001,215
Previously stated [member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss							(73,418,745)
Net income from discontinued operations
Adjustments [Member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss							(2,001,215)
Net income from discontinued operations							2,001,215
As recast [Member]
Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details) [Line Items]
Net loss							(75,419,960)
Net income from discontinued operations							$ 2,001,215